Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Consolidated statements of comprehensive income (loss)
Revenues [note 19]	$ 105,282	$ 728,611	$ 247,693	$ 1,715,003
Cost of sales [note 4]	110,984	508,528	303,835	1,059,392
Gross profit (loss)	(5,702)	220,083	(56,142)	655,611
Expenses
Research and development	789,975	334,731	1,043,985	1,319,237
Office salaries and benefits	944,926	1,044,772	1,434,871	1,905,226
Selling and marketing expenses	1,060,705	611,492	1,607,746	1,400,824
Professional fees	891,696	513,555	2,008,552	1,606,407
Office and general	470,575	707,379	846,114	1,460,374
Share-based compensation [note 18]	14,090	72,019	32,427	146,352
Depreciation and amortization	114,400	210,942	238,409	414,151
Net finance expense (income) [note 20]	(675,189)	861,776	(2,079,136)	(4,362,403)
Goodwill impairment loss [note 8]		4,274,000		4,274,000
Other expense (income)	(1,703)	36,735	(1,703)	(29,509)
Operating expense	3,609,475	8,667,401	5,131,265	8,134,659
Income (loss) income before taxes	(3,615,177)	(8,447,318)	(5,187,407)	(7,479,048)
Income taxes
Current tax expense (benefit)	(12,063)	47,642	6,213	65,438
Deferred tax recovery	3,010	(87,811)	7,023	(162,466)
Total income tax expense (recovery)	(9,053)	(40,169)	13,236	(97,028)
Net loss for the period	(3,606,124)	(8,407,149)	(5,200,643)	(7,382,020)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	(4,292)	(7,439)	(12,110)	21,081
Other comprehensive income (loss), net of tax	(4,292)	(7,439)	(12,110)	21,081
Total comprehensive loss for the period, net of tax	$ (3,610,416)	$ (8,414,588)	$ (5,212,753)	$ (7,360,939)
Weighted average voting common shares outstanding, Basic (in shares)	647,748	8,670	362,689	8,611
Weighted average voting common shares outstanding, Diluted (in shares)	647,748	8,670	362,689	8,611
Basic loss per share (in dollars per share)	$ (5.57)	$ (969.68)	$ (14.34)	$ (857.28)
Diluted loss per share (in dollars per share)	$ (5.57)	$ (969.68)	$ (14.34)	$ (857.28)